16. Provision for decommissioning costs (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Opening balance		$ 17,460	$ 15,133
Adjustment to provision		12	5,642
Transfers related to liabilities held for sale	[1]	(3)	(3,071)
Payments made		(165)	(502)
Interest accrued		299	699
Others		20	3
Cumulative translation adjustment		(4,620)	(444)
Closing balance		$ 13,003	$ 17,460

[1]	In 2019, it includes transfers to held for sale related to the Campos basin; concessions in Rio Grande do Norte and Bahia states; Frade and Bauna fields, as set out in note 24.